CONSOLIDATED CASH FLOW STATEMENT	12 Months Ended
Dec. 31, 2017
Disclosure of cash flow statement [text block] [Abstract]
Disclosure of cash flow statement [text block]

NOTE 52: CONSOLIDATED CASH FLOW STATEMENT

(A) Change in operating assets

	2017 £m	2016 £m	2015 £m
Change in loans and receivables	(24,747)	710	6,081
Change in derivative financial instruments, trading and other financial assets at fair value through profit or loss	9,916	(13,889)	20,689
Change in other operating assets	(661)	961	7,930
Change in operating assets	(15,492)	(12,218)	34,700

(B) Change in operating liabilities

	2017 £m	2016 £m	2015 £m
Change in deposits from banks	13,415	(654)	6,107
Change in customer deposits	2,913	(3,690)	(4,252)
Change in debt securities in issue	(3,600)	(6,552)	5,657
Change in derivative financial instruments, trading and other liabilities at fair value through profit or loss	(12,481)	11,265	(16,924)
Change in investment contract liabilities	(4,665)	(2,665)	(3,922)
Change in other operating liabilities	136	(363)	1,349
Change in operating liabilities	(4,282)	(2,659)	(11,985)

(C) Non-cash and other items

	2017 £m	2016 £m	2015 £m
Depreciation and amortisation	2,370	2,380	2,112
Revaluation of investment properties	(230)	83	(416)
Allowance for loan losses	691	592	441
Write-off of allowance for loan losses, net of recoveries	(1,061)	(1,272)	(3,467)
Impairment of available-for-sale financial assets	6	173	4
Change in insurance contract liabilities	9,168	14,084	(2,856)
Payment protection insurance provision	1,300	1,350	4,000
Other regulatory provisions	865	1,085	837
Other provision movements	(17)	(40)	337
Net charge (credit) in respect of defined benefit schemes	369	287	315
Impact of consolidation and deconsolidation of OEICs[1]	–	(3,157)	(5,978)
Unwind of discount on impairment allowances	(23)	(32)	(56)
Foreign exchange impact on balance sheet[2]	125	(155)	507
Loss on ECN transactions	–	721	–
Interest expense on subordinated liabilities	1,436	1,864	1,970
Loss (profit) on disposal of businesses	–	–	46
Net gain on sale of available-for-sale financial assets	(446)	(575)	(51)
Hedging valuation adjustments on subordinated debt	(327)	153	(162)
Value of employee services	414	309	279
Transactions in own shares	(411)	(175)	(816)
Accretion of discounts and amortisation of premiums and issue costs	1,701	465	339
Share of post-tax results of associates and joint ventures	(6)	1	3
Transfers to income statement from reserves	(650)	(557)	(956)
Profit on disposal of tangible fixed assets	(120)	(93)	(51)
Other non-cash items	–	(17)	(11)
Total non-cash items	15,154	17,474	(3,630)
Contributions to defined benefit schemes	(587)	(630)	(433)
Payments in respect of payment protection insurance provision	(1,657)	(2,200)	(3,091)
Payments in respect of other regulatory provisions	(928)	(761)	(661)
Other	–	2	7
Total other items	(3,172)	(3,589)	(4,178)
Non-cash and other items	11,982	13,885	(7,808)

1	These OEICs (Open-ended investment companies) are mutual funds which are consolidated if the Group manages the funds and also has a sufficient beneficial interest. The population of OEICs to be consolidated varies at each reporting date as external investors acquire and divest holdings in the various funds. The consolidation of these funds is effected by the inclusion of the fund investments and a matching liability to the unitholders; and changes in funds consolidated represent a non-cash movement on the balance sheet.

2	When considering the movement on each line of the balance sheet, the impact of foreign exchange rate movements is removed in order to show the underlying cash impact.

(D) Analysis of cash and cash equivalents as shown in the balance sheet

	2017 £m	2016 £m	2015 £m

Cash and balances at central banks	58,521	47,452	58,417
Less: mandatory reserve deposits[1]	(957)	(914)	(941)
	57,564	46,538	57,476
Loans and advances to banks	6,611	26,902	25,117
Less: amounts with a maturity of three months or more	(3,193)	(11,052)	(10,640)
	3,418	15,850	14,477
Total cash and cash equivalents	60,982	62,388	71,953

1	Mandatory reserve deposits are held with local central banks in accordance with statutory requirements; these deposits are not available to finance the Group’s day-to-day operations.

Included within cash and cash equivalents at 31 December 2017 is £2,322 million (2016: £14,475 million; 2015: £13,545 million) held within the Group’s long-term insurance and investments businesses, which is not immediately available for use in the business.

(E) Acquisition of group undertakings and businesses

	2017 £m	2016 £m	2015 £m
Net assets acquired:
Cash and cash equivalents	123	–	–
Loans and receivables: Loans and advances to customers	7,811	–	–
Available-for-sale financial assets	16	–	–
Intangible assets	702	–	–
Property, plant and equipment	6	–	–
Other assets	414	–	–
Deposits from banks[1]	(6,431)	–	–
Other liabilities	(927)	–	–
Goodwill arising on acquisition	302	–	–
Cash consideration	2,016	–	–
Less: Cash and cash equivalents acquired	(123)	–	–
Net cash outflow arising from acquisition of MBNA	1,893	–	–
Acquisition of and additional investment in joint ventures	30	20	5
Net cash outflow from acquisitions in the year	1,923	20	5

1	Upon acquisition, the funding of MBNA was assumed by Lloyds Bank plc.

(F) Disposal and closure of group undertakings and businesses

	2017 £m	2016 £m	2015 £m
Trading and other assets at fair value through profit or loss	–	–	3,420
Loans and advances to customers	342	–	21,333
Loans and advances to banks	–	–	5,539
Available-for-sale financial assets	–	–	654
Value of in-force business	–	–	60
Property, plant and equipment	–	–	150
	342	–	31,156

Customer deposits	–	–	(24,613)
Debt securities in issue	–	–	(9)
Liabilities arising from insurance contracts and participating investment contracts	–	–	(3,828)
Liabilities arising from non-participating investment contracts	–	–	(549)
Non-controlling interests	(242)	–	(825)
Other net assets (liabilities)	29	5	(314)
	(213)	5	(30,138)

Net assets	129	5	1,018

Non-cash consideration received	–	–	–
(Loss) profit on sale	–	–	(46)
Cash consideration received on losing control of group undertakings and businesses	129	5	972
Cash and cash equivalents disposed	–	–	(5,043)
Net cash inflow (outflow)	129	5	(4,071)